Centerstone Investors Trust

Centerstone Investors Fund

Centerstone International Fund

Incorporated herein by reference is the definitive version of the prospectus for Centerstone Investors Fund and Centerstone International Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 20, 2016 (SEC Accession No. 0001580642-16-011562).